Financial risk management	12 Months Ended
Mar. 31, 2025
Financial Risk Management [Abstract]
Financial risk management	Financial risk management
The principal risks arising from cryptocurrencies and financial instruments to which the Company is exposed in the course of its business activities include credit risk, and liquidity risk.
Set forth below is information about the impact of each risk on the Company, policies on the identification, analysis and assessment of risk, and capital management in the Company.
(1)Managing risks arising from cryptocurrencies and financial instruments
To limit risks that have an impact on the Company’s management within an acceptable range, risks are appropriately identified, analyzed, and assessed, and appropriate management departments are designed to respond to each risk.
The Company establishes rules for managing significant risks that affect operations. Those risks arising from cryptocurrencies and financial instruments are managed in accordance with specific management policies and management structures formulated by the head of the applicable supervisory department and approved by the executive officer in charge of the supervisory department.
Regarding the risk management of the Company, each supervisory department manages the risk for each risk classification. The head of each supervisory department within each business regularly reports to the risk management department. The risk management department organizes the contents of the received reports and the related information it has collected, and reports to the risk committee. In addition, the risk management department drafts risk management regulations and systems, conducts various reviews, and supports monitoring activities. Subsequently, the overall risk management status of the Company is reported and discussed at the risk committee. Based on these discussions, the chief risk officer appointed by the CEO monitors and assesses the development and operation of the Company’s risk management framework and periodically reports to the board of directors.
(a)Credit risk
Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligation. Credit risk arises primarily from risks related to customers and other counterparties.
The carrying amounts of financial assets after impairment are presented in the consolidated statements of financial position and are the amounts of maximum exposure of the Company to financial asset credit risks.
Risks relating to customer transactions
Spot transactions are traded within the limit of the amounts received in advance from customers. Therefore, the Company does not take excessive credit risks with any specific customers.
The Company does not have significant credit risk concentration with any individual customer.
Risks relating to other counterparties
The Company’s cash, cash equivalents, cash segregated as deposits, and cryptocurrencies for facilitating customer transactions are exposed to credit risk because they are deposited in financial institutions and/or with cryptocurrency exchange brokers. Those financial institutions are highly credit worthy, and the cryptocurrency exchange brokers are well-established domestic and overseas exchange brokers. Thus, although the credit risk is concentrated in a small number of counterparties, it is considered to be limited. In addition, customer accounts receivable is mainly due from credit card companies, which are payment processors, for settlement of funds from customers. There is also a concentration of credit risk related to customer accounts receivable, as the Company uses a small number of payment processors. However, since the settlement period is short, the credit risk associated with those processors is considered to be limited.
As part of the risk management process, the Company evaluates the financial positions of financial institutions before selecting them and, subsequently, reviews them on a periodic basis. In selecting and dealing with cryptocurrency exchange brokers, the Company monitors the up-to-date information of such brokers via social media and other news sources in order to be informed about any changes in their businesses. In addition, if the Company obtains information related to such brokers’ credit uncertainty, such as a downgrade of their credit ratings, necessary measures are taken by collaborating with all divisions concerned to avoid such risks.
The exposure to credit risk of the Company is as follows:

	As of March 31, 2024
(In millions)	Impairment loss allowance measured at lifetime expected credit losses
	Not credit- impaired	Credit- impaired	Total
Gross carrying amount
Cash and cash equivalents	¥10,837	¥—	¥10,837
Cash segregated as deposits	59,256	—	59,256
Crypto assets held (current assets)(1)	817	—	817
Customer accounts receivable	719	—	719
Other financial assets(2)	651	0	651
Total gross carrying amount	72,280	0	72,280
Impairment loss allowance	—	(0)	(0)
Total net carrying amount	¥72,280	¥0	¥72,280

	As of March 31, 2025
(In millions)	Impairment loss allowance measured at lifetime expected credit losses
	Not credit- impaired	Credit- impaired	Total
Gross carrying amount
Cash and cash equivalents	¥8,584	¥—	¥8,584
Cash segregated as deposits	51,655	—	51,655
Crypto assets held (current assets)(1)	370	—	370
Customer accounts receivable	1,086	—	1,086
Other financial assets(2)	495	0	495
Total gross carrying amount	62,190	0	62,190
Impairment loss allowance	—	(0)	(0)
Total net carrying amount	¥62,190	¥0	¥62,190
____________
(1) Crypto assets held (current assets) mainly consist of crypto assets deposited with third-party exchanges.
(2) Other financial assets mainly consist of deposits and guarantee deposits as well as trade receivables. See
Note 15 “Other financial assets.”
Changes in allowance for doubtful receivables for other financial assets are as follows:

	As of March 31,
(In millions)	2024	2025
Balance at beginning of period	¥—	¥0
Increase	0	0
Balance at end of period	¥0	¥0
(b)Liquidity risk
Liquidity risk is the risk of the Company being unable to settle obligations using cash, crypto assets held
(current assets), other financial assets, or other means.
The Company finances the funds necessary for operations by obtaining loans from financial institutions and related parties. Cryptocurrencies received from borrowings, which are recorded as “Crypto asset borrowings” in the consolidated statements of financial position, contribute to securing adequate liquidity, as they can be used as the Company’s own assets or in settlement with cryptocurrency exchange brokers.
The Company regularly monitors the status and outlook of cash flows and reduces liquidity risks.
The maturity analysis of financial liabilities and the corresponding financial assets for managing liquidity risk are as follows. Cryptocurrencies for facilitating customer transactions are included in the following tables. The contractual cash flows below reflect cash flows presented on an undiscounted cash flow basis, including contractual interest payments.
As of March 31, 2024

(In millions)	Carrying amount	Contractu al cash flows	Within one year	From one year to two years	From two years to three years	From three years to four years	From four years to five years	More than five years
Crypto asset borrowings	¥44,020	¥44,020	¥44,020	¥—	¥—	¥—	¥—	¥—
Other financial liabilities
- Lease liabilities	1,661	1,687	394	384	356	356	197	—
- Derivative liabilities	1	1	1	—	—	—	—	—
- Other(1)	821	821	821	—	—	—	—	—
Total Other financial liabilities	2,483	2,509	1,216	384	356	356	197	—

Cash and cash equivalents	10,837	10,837	10,837	—	—	—	—	—
Crypto assets held	44,207	44,207	44,207	—	—	—	—	—
As of March 31, 2025

(In millions)	Carrying amount	Contractu al cash flows	Within one year	From one year to two years	From two years to three years	From three years to four years	From four years to five years	More than five years
Crypto asset borrowings	¥44,479	¥44,479	¥44,479	¥—	¥—	¥—	¥—	¥—
Other financial liabilities
- Borrowings	751	751	751	—	—	—	—	—
- Lease liabilities	1,277	1,293	384	356	356	197	—	—
- Derivative liabilities	—	—	—	—	—	—	—	—
- Other(1)	1,699	1,699	1,699	—	—	—	—	—
Total Other financial liabilities	3,727	3,743	2,834	356	356	197	—	—

Cash and cash equivalents	8,584	8,584	8,584	—	—	—	—	—
Crypto assets held	44,680	44,680	44,680	—	—	—	—	—
____________
(1) Other financial liabilities mainly consist of accrued expenses, and other payables.
There were no financial liabilities with maturity over one year other than lease liabilities as of March 31,
2024 and March 31, 2025.
In addition, the Company has committed borrowing lines of credit of ¥6,200 million and ¥8,900 million with Monex Finance Corporation (an affiliate) and a financial institution to manage liquidity risk as of
March 31, 2024 and 2025, respectively. The purpose of the committed borrowing line is for general business use. There were drawdowns on the committed borrowing line of nil million and ¥751 million as of
March 31, 2024 and 2025. See Note 30 (3) “Availability under committed credit lines.”
(c)Market risk
Market risk is the risk of fluctuations in the fair value of cryptocurrencies or future cash flows as a result of changes in market price. The objective of market risk management is to manage and control market risk exposure within acceptable parameters, while optimizing the return. Market risk mainly includes price fluctuation risk of cryptocurrencies.
The Company holds cryptocurrencies to facilitate customer transactions. The Company also monitors net open position for each cryptocurrency that is traded on its Marketplace platform. To limit the price fluctuation risk within a certain level, the Company strives to sustain its cryptocurrencies in approximately the same quantity and amount as the crypto asset borrowings.
(d)Operational risk
The Company is exposed to operational risk arising from a wide variety of factors associated with business processes, personnel; technology and infrastructure; and from external factors other than credit, liquidity, and market risks, such as changes in legal and regulatory requirements. In particular, the Company holds crypto assets for its own account (crypto assets held (current assets)) and, on behalf of its customers, in the
Company’s hot or cold wallets. These wallets are administered by the Company and the Company has control of the private keys associated with them, allowing it to access and transact with the crypto assets held therein. If any of the private keys relating to the Company’s hot or cold wallets are lost, destroyed, or otherwise compromised, and no backup of the private key is accessible, the Company would lose access to crypto assets. If the Company loses access to a crypto asset held for its own account, the Company derecognizes the crypto asset held. If the Company loses access to a crypto asset held on behalf of customers, the Company may be liable to its customers for losses arising from the Company’s failure to safeguard crypto assets from theft or loss and there will be a devastating impact on the Company’s operation. Furthermore, the Company cannot provide assurance that the wallet will not be hacked or compromised. Cryptocurrency and blockchain technologies have been, and may in the future be, subject to security breaches, hacking, or other malicious activities. The customers’ ability to access or sell their cryptocurrencies could be affected adversely due to any loss of private keys relating to, or hack or other compromise of, digital wallets used to store cryptocurrencies deposited by customers. See Note 30
“Commitments and contingencies.”
(e)Foreign exchange risk management
Payables denominated in foreign currencies are exposed to foreign exchange risks. The Company’s foreign exchange risks arise primarily from fluctuations in U.S. dollar. The Company manages foreign exchange risks by continuously monitoring trends in foreign exchange rates and managing its exposure to foreign exchange rate fluctuations.
(2)Capital management
The fundamental principles of the Company’s capital management are to build and uphold a steady financial base for the purpose of maintaining soundness and efficiency of operations and achieving growth. According to these principles, the Company conducts capital investment; profit distribution, such as dividends; and
repayment of loans based on steady operating cash flows through the development and rendering of competitive crypto asset exchange services.
In line with the Company’s policy, Coincheck's capital management focuses on specific regulatory requirements in Japan. Coincheck calculates and monitors the financial soundness index at the end of each month as the record date in accordance with the “Rules on Financial Management for Crypto-Asset Exchange Service
Providers” and related guidelines, which are self-regulatory rules established by the Japan Virtual and Crypto
Assets Exchange Association (JVCEA). The financial soundness index is the ratio of the nonfixed equity amount to the sum of the market risk equivalent amount, the counterparty risk equivalent amount, and the basic risk equivalent amount, based on the calculation method stipulated in the related guidelines.
The Company is not subject to any capital restrictions.